Income taxes - Components of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (9,702,869)	$ (6,526,706)	$ (5,950,862)
Foreign	(679,190)	(2,731,941)	(2,519,799)
Loss before income taxes	$ (10,382,059)	$ (9,258,647)	$ (8,470,661)